Allowance for doubtful accounts: (Tables)	12 Months Ended
Mar. 31, 2011
Allowance for Doubtful Accounts, Table

An analysis of activity within the allowance for doubtful accounts for the years ended March 31, 2009, 2010 and 2011 is as follows:

	Yen in millions			U.S. dollars in thousands
	2009	2010	2011	2011
Allowance for doubtful accounts at April 1	¥2,246	¥2,311	¥1,830	$22,008
Provision for doubtful accounts, net of reversal	349	31	26	313
Write-offs	(273)	(492)	(912)	(10,968)
Translation adjustment and other	(11)	(20)	69	830

Allowance for doubtful accounts at March 31	¥2,311	¥1,830	¥1,013	$12,183